Finance Expenses, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Finance Expenses, Net [Abstract]
Bank fees					$ 7	$ 6
Interest expenses					116	86
Impairment loss of investment in Parent Company	$ 10		$ 147		162
Financial expenses, net	$ 44	$ 29	$ 249	$ 88	$ 285	$ 92